INCOME TAXES (Reconciliation Between Reported Provision For Income Taxes And Amount Computed By Statutory Federal Income Tax Rate) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Income Tax Disclosure [Abstract]
Income tax expense at statutory rate	$ 36.1	$ 47.8	$ 73.0
FICA tax credit	(28.2)	(22.6)	(20.7)
State income taxes, net of Federal benefit	8.5	8.7	5.9
Tax reform impact	0.0	8.2	0.0
Stock based compensation tax shortfall	0.5	1.1	0.0
Other	0.0	1.1	(0.5)
Provision for income taxes	$ 16.9	$ 44.3	$ 57.7